Issued Capital (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Fair Value and Gross Proceed from Initial Public Offering

($)
Fair value of common shares	86,571,878
Fair value of commons share purchase warrants	7,044,750
Total gross proceeds from the IPO	93,616,628

Gross proceeds	93,616,628
Common share issuance costs	(5,154,455)
Common share purchase warrant issuance costs	(416,389)
Net proceeds received	88,045,784

Fair value allocation to:
Common shares	81,417,423
Common share purchase warrants	6,628,361
88,045,784

Summary of Warrants and Share Options

The following outlines the movements of the Company’s common share purchase warrants and share options:

	Reserves
	Warrants	Share Options	Total
	($)	($)	($)
Balance at June 23, 2020 and September 30, 2020	-	-	-
Initial public offering:
Common share purchase warrants issued to for cash (Note 12.1)	7,044,750	-	7,044,750
Underwriters’ fees and issuance costs (Note 12.1)	(416,389)	-	(416,389)
Ely Warrants recognized in equity (Note 3)	2,602,967	-	2,602,967
Exercise of Ely Warrants	(27,354)	-	(27,354)
Share-based compensation - share options	-	2,199,837	2,199,837
Balance at September 30, 2021	9,203,974	2,199,837	11,403,811

Summary of Share Options Activities
	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2020	-	-
Granted	3,016,200	4.97
Balance at September 30, 2021	3,016,200	4.97

Summary of Fair Value Assumptions

The fair value of the share options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.34%
Expected life (years)	2.99
Expected volatility	37.0%
Expected dividend yield	0.00%
Estimated forfeiture rate	1.98%

Summary of Range of Options Outstanding and Exercisable

A summary of share options outstanding and exercisable at September 30, 2021, are as follows:

	Options Outstanding				Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
4.78	305,000	0.48	4.64	76,250	0.26	4.64
5.00	2,505,000	4.15	4.44	1,252,500	4.54	4.44
4.85	206,200	0.33	4.90	51,550	0.18	4.90
	3,016,200	4.97	4.49	1,380,300	4.98	4.46